PRUDENTIAL FLEXGUARD
FLEXIBLE PREMIUM DEFERRED INDEX-LINKED AND VARIABLE ANNUITY (“B SERIES”)
Issued by
PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Supplement dated June 5, 2026
To
Prospectus dated May 1, 2026
This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the Annuity you own and is not intended to be a prospectus or offer for any other annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and Statement of Additional Information.
This Supplement describes the removal of a financial intermediary variation that applied to contracts purchased through OSAIC.

Restriction Removed:
Effective May 14, 2026, the variation for OSAIC described in the table in APPENDIX F – FINANCIAL INTERMEDIARY VARIATIONS no longer applies. The table is restated as follows:

Broker-Dealer	Variation
Charles Schwab	● The Tiered Participation Rate Index Strategy is not available. ● The Step Rate Plus Index Strategy is not available. ● The Variable Options are not available.
Citigroup Global Markets	● The AB 500 Plus Index is not available. ● The Dimensional International Equity Focus Index is not available. ● The Enhanced Cap Rate Index Strategy is not available.
Hantz Financial Services	● The AB 500 Plus Index is not available. ● The Dimensional International Equity Focus Index is not available. ● The Enhanced Cap Rate Index Strategy is not available.
Janney Montgomery Scott	● The Enhanced Cap Rate Index Strategy is not available.
J.P. Morgan	● The permitted issue ages are 0-80.
Key Investment Services	● The AB 500 Plus Index is not available. ● The Dimensional International Equity Focus Index is not available. ● The Index Strategies with a 30% Buffer are not available.

PLAZFG-2026SUP1

Broker-Dealer	Variation
Merrill Lynch
●
The AB 500 Plus Index is not available.
●
The Dimensional International Equity Focus Index is not available.
●
The Enhanced Cap Rate Index Strategy is not available.
●
The Step Rate Plus Index Strategy is not available.
●
Inherited IRA’s are not permitted.

Morgan Stanley	● Maximum Issue Age is 75. ● The Enhanced Cap Rate Index Strategy is not available.
PNC Wealth Management
●
The AB 500 Plus Index is not available.
●
The Dimensional International Equity Focus Index is not available.
●
The Enhanced Cap Rate Index Strategy is not available.
●
The permitted issue ages are 40-75.

Raymond James	● The AB 500 Plus Index is not available. ● The Dimensional International Equity Focus Index is not available. ● The Enhanced Cap Rate Index Strategy is not available.
Trust Investment Services	● The AB 500 Plus Index is not available. ● The Dimensional International Equity Focus Index is not available. ● The Enhanced Cap Rate Index Strategy is not available.
Wells Fargo
●
The Step Rate Plus Index Strategy is not available.
●
The Dimensional International Equity Focus Index is not available.
●
The Enhanced Cap Rate Index Strategy is not available.
●
The 3-year Index Terms are not available.
●
The 6-year Index Terms with a 30% Buffer are not available.
●
The Dual Directional Index Strategies with 10% Buffer are not available.
●
You may only allocate 50% of your Account Value into the 100% Buffer options.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

PLAZFG-2026SUP1